Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues	$ 430,604	$ 143,537	$ 80,257
Operating expenses
Vessel operating expenses	96,860	55,946	53,163
Administrative expenses	51,542	38,031	37,302
Project development expenses	21,690	12,303	8,658
Depreciation and amortization	93,689	76,522	72,972
Impairment of non-current assets	0	0	1,706
Total operating expenses	369,607	244,094	221,364
Other operating income	36,722	0	0
Realized and unrealized gain on oil derivative instrument	16,767	15,100	0
Other operating gains - LNG trading	0	0	16
Operating income (loss)	114,486	(85,457)	(141,091)
Other non-operating expense
Net loss on loss of control of Golar Power	0	0	(8,483)
Other non-operating expense	0	(81)	(132)
Total other non-operating expense	0	(81)	(8,615)
Financial income (expense)
Interest income	10,133	5,890	2,969
Interest expense	(101,908)	(59,305)	(71,201)
(Losses) gains on derivative instruments	(30,541)	20,696	16,491
Other financial items, net	(1,481)	(69)	(7,800)
Net financial expense	(123,797)	(32,788)	(59,541)
Loss before equity in net (losses) earnings of affiliates, income taxes and non-controlling interests	(9,311)	(118,326)	(209,247)
Income taxes	(1,267)	(1,505)	589
Equity in net (losses) earnings of affiliates	(157,636)	(25,448)	47,878
Net loss	(168,214)	(145,279)	(160,780)
Net income attributable to non-controlling interests	(63,214)	(34,424)	(25,751)
Net loss attributable to stockholders of Golar LNG Limited	$ (231,428)	$ (179,703)	$ (186,531)
Per common share amounts:
Loss per share - basic and diluted (in dollars per share)	$ (2.30)	$ (1.79)	$ (1.99)
Cash dividends paid (in dollars per share)	$ 0.28	$ 0.2	$ 0.6
Non-collaborative Arrangement Transactions
Operating expenses
Voyage, charter-hire and commission expenses	$ 22,625	$ 22,511	$ 36,423
Collaborative Arrangement
Operating expenses
Voyage, charter-hire and commission expenses	83,201	38,781	11,140
Time and Voyage Charter | Non-collaborative Arrangement Transactions
Operating revenues
Total operating revenues	204,839	88,634	52,302
Time Charter | Collaborative Arrangement
Operating revenues
Total operating revenues	73,931	28,327	13,730
Liquefaction Services
Operating revenues
Total operating revenues	127,625	0	0
Vessel and Other Management Fees
Operating revenues
Total operating revenues	$ 24,209	$ 26,576	$ 14,225